First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 82.0%
	Collateralized Mortgage Obligations — 39.7%
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
$8,293,706	Series 2018-2, Class MA	3.50%	11/25/57	$7,895,973
7,654,758	Series 2018-3, Class MA	3.50%	08/25/57	7,267,861
31,359,265	Series 2018-4, Class MA	3.50%	03/25/58	29,720,863
20,588,817	Series 2019-1, Class MA	3.50%	07/25/58	19,461,315
10,360,025	Series 2019-2, Class HA	3.00%	08/25/58	9,644,459
19,935,428	Series 2019-2, Class MA	3.50%	08/25/58	18,802,574
10,766,055	Series 2019-3, Class HA	3.00%	10/25/58	10,014,728
4,626,585	Series 2019-3, Class MA	3.50%	10/25/58	4,380,610
3,425,812	Series 2019-4, Class MA	3.00%	02/25/59	3,177,267
22,094,458	Series 2020-2, Class MAU	2.50%	11/25/59	20,178,391
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
14,718,800	Series 2019-2, Class A1C	2.75%	09/25/29	13,708,144
3,651,854	Series 2019-3, Class A1C	2.75%	11/25/29	3,411,397
4,663,047	Series 2021-1, Class A1D	2.00%	05/26/31	4,221,605
20,614,819	Series 2021-1, Class AC	2.25%	05/26/31	18,480,476
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	9,207,314
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
9,750,000	Series 2024-HQA1, Class M2, 30 Day Average SOFR + 2.00% (a) (b)	7.34%	03/25/44	9,814,071
	Federal Home Loan Mortgage Corporation
526	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	37
2,213	Series 1998-2102, Class Z	6.00%	12/15/28	2,229
144,206	Series 2002-2410, Class OG	6.38%	02/15/32	146,407
76,246	Series 2002-2437, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 7.90% (c)	2.45%	01/15/29	3,576
119,799	Series 2003-2557, Class HL	5.30%	01/15/33	119,785
76,536	Series 2003-2564, Class AC	5.50%	02/15/33	78,476
186,096	Series 2003-2574, Class PE	5.50%	02/15/33	191,114
76,333	Series 2003-2577, Class LI, IO	5.50%	02/15/33	8,467
626,000	Series 2003-2581, Class LL	5.25%	03/15/33	636,083
11,286	Series 2003-2597, Class AE	5.50%	04/15/33	11,235
885,000	Series 2003-2613, Class LL	5.00%	05/15/33	893,025
286,330	Series 2003-2626, Class ZW	5.00%	06/15/33	285,983
624,200	Series 2003-2626, Class ZX	5.00%	06/15/33	574,975
218,982	Series 2004-2793, Class PE	5.00%	05/15/34	222,122
715,657	Series 2004-2891, Class ZA	6.50%	11/15/34	768,933
222,665	Series 2004-2907, Class DZ	4.00%	12/15/34	216,407
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	794,307
79,186	Series 2005-3031, Class BI, IO, (30 Day Average SOFR + CSA) ×-1+ 6.69% (c)	1.24%	08/15/35	7,327
1,550,123	Series 2005-3054, Class ZW	6.00%	10/15/35	1,624,357
25,066	Series 2005-3074, Class ZH	5.50%	11/15/35	25,291
125,588	Series 2006-243, Class 11, IO, STRIPS (d)	7.00%	08/15/36	16,580
77,698	Series 2006-3117, Class ZU	6.00%	02/15/36	83,324
3,194,532	Series 2006-3196, Class ZK	6.50%	04/15/32	3,346,833
26,093	Series 2007-3274, Class B	6.00%	02/15/37	27,607

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$150,921	Series 2007-3322, Class NF, (30 Day Average SOFR + CSA) × 2,566.67 - 16,683.33%, 0.00% Floor (b)	0.00%	05/15/37	$131,797
30,893	Series 2007-3340, Class PF, 30 Day Average SOFR + CSA + 0.30% (b)	5.75%	07/15/37	30,379
43,628	Series 2007-3360, Class CB	5.50%	08/15/37	45,572
50,854	Series 2007-3380, Class FS, 30 Day Average SOFR + CSA + 0.35% (b)	5.80%	11/15/36	49,949
136,575	Series 2008-3406, Class B	6.00%	01/15/38	141,417
76,536	Series 2008-3413, Class B	5.50%	04/15/37	79,995
137,196	Series 2008-3420, Class AZ	5.50%	02/15/38	136,668
107,152	Series 2008-3448, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	0.60%	05/15/38	712
1,206,912	Series 2009-3542, Class ZP	5.00%	06/15/39	1,223,137
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	173,624
841,973	Series 2009-3563, Class ZP	5.00%	08/15/39	836,662
794,693	Series 2009-3572, Class JS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.80% (c)	1.35%	09/15/39	53,280
37,570	Series 2009-3585, Class QZ	5.00%	08/15/39	32,639
84,994	Series 2009-3587, Class FX, 30 Day Average SOFR + CSA + 0.00% (b)	5.45%	12/15/37	76,646
308,777	Series 2009-3593, Class F, 30 Day Average SOFR + CSA + 0.50% (b)	5.94%	03/15/36	304,680
954,940	Series 2009-3605, Class NC	5.50%	06/15/37	997,635
420,280	Series 2010-3622, Class PB	5.00%	01/15/40	428,286
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	104,655
425,133	Series 2010-3667, Class PL	5.00%	05/15/40	423,314
81,593	Series 2010-3704, Class ED	4.00%	12/15/36	81,135
550,000	Series 2010-3714, Class PB	4.75%	08/15/40	545,177
94,856	Series 2010-3735, Class IK, IO	3.50%	10/15/25	1,243
44,587	Series 2010-3735, Class JI, IO	4.50%	10/15/30	3,441
169,289	Series 2010-3740, Class SC, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.55%	10/15/40	17,137
165,656	Series 2010-3770, Class GZ	4.50%	10/15/40	144,992
503,952	Series 2011-3796, Class PB	5.00%	01/15/41	510,877
2,593,000	Series 2011-3820, Class NC	4.50%	03/15/41	2,545,574
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,360,981
2,031,996	Series 2011-3925, Class ZD	4.50%	09/15/41	1,967,717
6,938,421	Series 2011-3954, Class GS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.55%	11/15/41	792,467
276,239	Series 2012-267, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.55%	08/15/42	24,978
5,498,766	Series 2012-276, Class S5, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.55%	09/15/42	650,740
320,234	Series 2012-3999, Class WA (d)	5.54%	08/15/40	329,275
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,757,695
15,044	Series 2012-4012, Class GC	3.50%	06/15/40	14,836
17,371	Series 2012-4015, Class KB	1.75%	05/15/41	15,802
122,848	Series 2012-4021, Class IP, IO	3.00%	03/15/27	3,038
1,244,960	Series 2012-4026, Class GZ	4.50%	04/15/42	1,174,268
147,667	Series 2012-4030, Class IL, IO	3.50%	04/15/27	2,985

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$322,566	Series 2012-4054, Class AI, IO	3.00%	04/15/27	$5,850
726,548	Series 2012-4090, Class YZ	4.50%	08/15/42	620,715
22,210	Series 2012-4097, Class ES, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (c)	0.65%	08/15/42	2,440
2,060,002	Series 2012-4097, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	0.60%	08/15/42	258,448
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,095,274
123,183	Series 2012-4103, Class HI, IO	3.00%	09/15/27	3,613
25,396	Series 2012-4116, Class AS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.15% (c)	0.70%	10/15/42	3,145
443,044	Series 2012-4121, Class HI, IO	3.50%	10/15/27	12,762
230,480	Series 2012-4136, Class TU, IO, (30 Day Average SOFR + CSA) ×-22.50+ 139.5%, 4.50% Cap (c)	4.50%	08/15/42	37,119
172,203	Series 2012-4145, Class YI, IO	3.00%	12/15/27	4,886
180,018	Series 2013-299, Class S1, IO, STRIPS, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.55%	01/15/43	17,841
128,442	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	4,103
68,899	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	2,018
244,318	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	5,147
342,767	Series 2013-4151, Class DI, IO	3.50%	11/15/31	5,320
6,455,576	Series 2013-4170, Class CO, PO	(e)	11/15/32	5,611,286
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	808,394
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	691,755
1,639,263	Series 2013-4193, Class AI, IO	3.00%	04/15/28	57,696
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	730,339
20,358,857	Series 2013-4199, Class BZ	3.50%	05/15/43	18,549,512
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	433,257
17,676,900	Series 2013-4213, Class GZ	3.50%	06/15/43	16,430,134
14,594,904	Series 2013-4218, Class ZK	2.50%	02/15/43	11,349,219
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	4,896,737
11,838	Series 2013-4226, Class NS, (30 Day Average SOFR + CSA) × -3+ 10.50%, 0.00% Floor (c)	0.00%	01/15/43	7,344
2,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	2,341,035
9,521	Series 2013-4265, Class IB, IO (f)	4.50%	12/15/24	22
16,586,466	Series 2014-4316, Class BZ	3.00%	03/15/44	14,892,173
3,871,031	Series 2014-4316, Class XZ	4.50%	03/15/44	3,834,656
7,784,317	Series 2014-4329, Class VZ	4.00%	04/15/44	7,525,476
1,395,169	Series 2014-4387, Class IE, IO	2.50%	11/15/28	37,678
13,656,481	Series 2015-4499, Class CZ	3.50%	08/15/45	11,860,965
398,908	Series 2015-4512, Class W (d) (g)	5.40%	05/15/38	412,638
61,397	Series 2015-4520, Class AI, IO	3.50%	10/15/35	5,726
299,659	Series 2016-4546, Class PZ	4.00%	12/15/45	226,037
507,248	Series 2016-4546, Class ZT	4.00%	01/15/46	381,200
155,703	Series 2016-4568, Class MZ	4.00%	04/15/46	110,058
9,015,633	Series 2016-4570, Class ST, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.55%	04/15/46	1,127,160
7,631,310	Series 2016-4587, Class ZH	4.00%	03/15/44	7,077,252
896,629	Series 2016-4591, Class GI, IO	4.00%	12/15/44	106,549
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	692,599

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$136,619	Series 2016-4605, Class KS, (30 Day Average SOFR + CSA) × -1.57+ 4.71%, 0.00% Floor (c)	0.00%	08/15/43	$88,093
132,333	Series 2016-4609, Class YI, IO	4.00%	04/15/54	4,894
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	489,538
2,429,767	Series 2018-4774, Class SL, IO, (30 Day Average SOFR + CSA) ×-1+ 6.20% (c)	0.75%	04/15/48	312,922
14,430,768	Series 2018-4798, Class GZ	4.00%	06/15/48	13,635,836
3,845,945	Series 2018-4826, Class ME	3.50%	09/15/48	3,487,239
2,366,533	Series 2018-4833, Class PY	4.00%	10/15/48	2,217,108
3,499,849	Series 2019-4872, Class BZ	4.00%	04/15/49	3,217,093
3,132,355	Series 2019-4902, Class FB, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	08/25/49	3,039,667
5,810,258	Series 2019-4910, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.05% (c)	0.60%	06/15/49	692,527
3,339,657	Series 2019-4911, Class FB, 30 Day Average SOFR + CSA + 0.45% (b)	5.90%	09/25/49	3,282,576
9,306,273	Series 2019-4919, Class FP, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	09/25/49	9,142,281
9,490,094	Series 2019-4928, Class F, 30 Day Average SOFR + CSA + 0.50% (b)	5.96%	11/25/49	9,370,685
10,713,260	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	09/25/49	10,529,640
8,089,794	Series 2019-4937, Class MF, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	12/25/49	7,953,983
7,461,655	Series 2019-4938, Class BS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.54%	12/25/49	830,370
2,477,777	Series 2019-4942, Class FA, 30 Day Average SOFR + CSA + 0.50% (b)	5.96%	01/25/50	2,437,442
8,151,838	Series 2019-4943, Class NS, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.54%	01/25/50	855,057
13,006,904	Series 2020-4959, Class JF, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	03/25/50	12,736,277
8,706,789	Series 2020-4959, Class LB	3.00%	03/25/40	7,651,478
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	645,246
4,906,977	Series 2020-4980, Class FP, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	07/25/49	4,809,284
14,124,135	Series 2020-4990, Class AF, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	07/25/50	13,833,803
33,585,831	Series 2020-4991, Class DA	2.00%	02/25/44	31,148,974
7,983,970	Series 2020-4994, Class FT, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	01/25/50	7,825,372
32,910,637	Series 2020-5001, Class A	2.00%	01/25/45	30,089,817
35,251,580	Series 2020-5004, Class F, 30 Day Average SOFR + CSA + 0.35% (b)	5.81%	07/25/50	34,381,349
26,750,569	Series 2020-5004, Class FG, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	08/25/50	25,839,503
10,646,045	Series 2020-5034, Class IO, IO (d)	0.76%	10/15/45	650,380
17,120,661	Series 2020-5045, Class AF, 30 Day Average SOFR + 0.25% (b)	5.60%	11/25/50	16,389,643
17,171,191	Series 2020-5045, Class BF, 30 Day Average SOFR + 0.30% (b)	5.65%	11/25/50	16,506,959
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,710,577

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$19,683,360	Series 2022-5201, Class PF, 30 Day Average SOFR + 0.30% (b)	5.65%	03/25/52	$18,233,694
12,316,539	Series 2022-5208, Class HZ	3.50%	03/25/52	10,631,173
14,329,434	Series 2022-5208, Class Z	3.00%	04/25/52	11,026,323
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,595,968
12,923,030	Series 2022-5220, Class KZ	4.00%	02/25/51	11,665,237
6,116,141	Series 2022-5221, Class VE	3.50%	07/25/33	5,801,312
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	31,107,542
5,269,439	Series 2022-5222, Class BZ	3.50%	05/25/37	4,834,665
6,622,657	Series 2022-5222, Class DP	3.25%	05/25/52	6,299,618
13,956,306	Series 2022-5224, Class DZ	4.00%	04/25/52	12,570,878
11,333,265	Series 2022-5225, Class HZ	4.00%	08/25/51	9,787,680
15,089,894	Series 2022-5225, Class NZ	4.00%	05/25/52	13,096,934
8,870,841	Series 2022-5228, Class DZ	4.50%	06/25/52	8,050,004
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,697,530
9,012,213	Series 2022-5232, Class GO, PO	(e)	08/25/51	3,841,923
9,108,099	Series 2022-5255, Class KZ	4.00%	09/25/52	7,745,136
32,330,626	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75%, 6.00% Cap (b)	6.00%	09/25/52	31,441,844
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,956,971
10,898,071	Series 2022-5282, Class MB	4.75%	06/25/42	10,669,538
3,502,801	Series 2023-5339, Class GO, PO	(e)	09/25/53	2,910,635
26,357,616	Series 2023-5350, Class PO, PO	(e)	11/25/53	21,965,317
7,330,738	Series 2023-5357, Class OB, PO	(e)	11/25/53	5,938,571
7,430,597	Series 2024-413, Class PO, PO, STRIPS	(e)	05/25/54	6,374,430
22,695,141	Series 2024-5410, Class PO, PO	(e)	05/25/54	17,530,253
	Federal National Mortgage Association Grantor Trust
1,652,271	Series 2005-T1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.40%, 5.41% Cap (b)	5.41%	05/25/35	1,545,122
	Federal National Mortgage Association
6,178	Series 1996-51, Class AY, IO	7.00%	12/18/26	222
4,733	Series 2001-34, Class SR, IO, (30 Day Average SOFR + CSA) × -1+ 8.10% (c)	2.64%	08/18/31	89
1,160	Series 2001-42, Class SB, (30 Day Average SOFR + CSA) ×-16 + 128.00%, 8.50% Cap (c)	8.50%	09/25/31	1,151
4,170	Series 2002-22, Class G	6.50%	04/25/32	4,331
79,687	Series 2002-80, Class CZ	4.50%	09/25/32	75,437
50,503	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	7,932
44,656	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	5,104
116,384	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	13,673
7,261	Series 2003-14, Class AT	4.00%	03/25/33	7,098
20,940	Series 2003-21, Class OA	4.00%	03/25/33	20,421
55,387	Series 2003-32, Class UI, IO	6.00%	05/25/33	7,353
250,885	Series 2003-45, Class JB	5.50%	06/25/33	257,900
8,263	Series 2003-63, Class F1, 30 Day Average SOFR + CSA + 0.30% (b)	5.76%	11/25/27	8,234
355,000	Series 2003-71, Class NH	4.29%	08/25/33	341,339
140,684	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	15,949
143,013	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	19,013
30,621	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	3,571

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$43,941	Series 2003-348, Class 18, IO, STRIPS (d)	7.50%	12/25/33	$6,053
162,644	Series 2004-25, Class LC	5.50%	04/25/34	167,961
177,404	Series 2004-25, Class UC	5.50%	04/25/34	183,204
48,608	Series 2004-28, Class ZH	5.50%	05/25/34	47,758
510,788	Series 2004-60, Class AC	5.50%	04/25/34	505,545
1,028,238	Series 2005-2, Class S, IO, (30 Day Average SOFR + CSA) ×-1 + 6.60% (c)	1.14%	02/25/35	76,662
219,051	Series 2005-2, Class TB, IO, (30 Day Average SOFR + CSA) × -1+ 5.90%, 0.40% Cap (c)	0.40%	07/25/33	1,478
65,597	Series 2005-29, Class ZT	5.00%	04/25/35	63,309
46,860	Series 2005-40, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 6.70% (c)	1.24%	05/25/35	3,692
346,416	Series 2005-52, Class TZ	6.50%	06/25/35	372,243
1,240,234	Series 2005-57, Class KZ	6.00%	07/25/35	1,264,879
26,360	Series 2005-79, Class NS, IO, (30 Day Average SOFR + CSA) × -1+ 6.09% (c)	0.63%	09/25/35	1,971
2,450,641	Series 2005-86, Class WZ	5.50%	10/25/35	2,478,054
64,503	Series 2005-95, Class WZ	6.00%	11/25/35	66,891
74,462	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	10,207
60,889	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	9,313
29,438	Series 2006-5, Class 2A2, 30 Day Average SOFR + CSA + 0.14% (b)	6.24%	02/25/35	29,024
13,290,900	Series 2006-5, Class N2, IO (g)	0.00%	02/25/35	8,307
31,525	Series 2006-15, Class IS, IO, (30 Day Average SOFR + CSA) × -1+ 6.58% (c)	1.12%	03/25/36	3,526
348,312	Series 2006-20, Class PI, IO, (30 Day Average SOFR + CSA) × -1+ 6.68% (c)	1.22%	11/25/30	11,295
29,810	Series 2006-31, Class PZ	6.00%	05/25/36	31,537
30,881	Series 2006-85, Class MZ	6.50%	09/25/36	32,448
145,920	Series 2006-117, Class GF, 30 Day Average SOFR + CSA + 0.35% (b)	5.81%	12/25/36	143,655
1,291,423	Series 2006-118, Class A1, 30 Day Average SOFR + CSA + 0.06% (b)	5.51%	12/25/36	1,258,089
313,274	Series 2007-7, Class KA	5.75%	08/25/36	315,857
18,165	Series 2007-25, Class FB, 30 Day Average SOFR + CSA + 0.33% (b)	5.79%	04/25/37	17,777
940,202	Series 2007-57, Class ZG	4.75%	06/25/37	911,416
611,298	Series 2007-60, Class ZS	4.75%	07/25/37	596,365
481,262	Series 2007-68, Class AE	6.50%	07/25/37	502,533
215,463	Series 2007-116, Class PB	5.50%	08/25/35	222,899
50,675	Series 2007-117, Class MD	5.50%	07/25/37	51,980
2,116,536	Series 2007-W10, Class 3A (g)	4.29%	06/25/47	2,148,112
135,256	Series 2008-3, Class FZ, 30 Day Average SOFR + CSA + 0.55% (b)	6.01%	02/25/38	129,013
16,742	Series 2008-8, Class ZA	5.00%	02/25/38	16,267
4,589	Series 2008-17, Class IP, IO	6.50%	02/25/38	203
1,545,991	Series 2009-37, Class NZ	5.71%	02/25/37	1,555,223
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,395,849
2,178,192	Series 2009-85, Class J	4.50%	10/25/39	2,165,066
143,378	Series 2009-91, Class HL	5.00%	11/25/39	145,775

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$97,000	Series 2009-92, Class DB	5.00%	11/25/39	$96,974
916,541	Series 2009-103, Class PZ	6.00%	12/25/39	959,859
124,338	Series 2009-106, Class SN, IO, (30 Day Average SOFR + CSA) ×-1+ 6.25% (c)	0.79%	01/25/40	10,700
301,168	Series 2009-109, Class PZ	4.50%	01/25/40	281,296
42,459	Series 2009-115, Class HZ	5.00%	01/25/40	42,519
216,733	Series 2010-3, Class DZ	4.50%	02/25/40	199,903
112,802	Series 2010-21, Class KO, PO	(e)	03/25/40	97,636
500,000	Series 2010-35, Class EP	5.50%	04/25/40	501,421
249,541	Series 2010-38, Class KC	4.50%	04/25/40	247,991
273,301	Series 2010-45, Class WB	5.00%	05/25/40	277,645
243,724	Series 2010-68, Class BI, IO	5.50%	07/25/50	56,460
72,781	Series 2010-115, Class PO, PO	(e)	04/25/40	63,089
171,647	Series 2010-129, Class SM, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (c)	0.54%	11/25/40	6,334
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,672,830
130,621	Series 2011-9, Class AZ	5.00%	05/25/40	131,004
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,577,427
77,273	Series 2011-30, Class LS, IO (d)	0.62%	04/25/41	3,754
145,878	Series 2011-30, Class ZB	5.00%	04/25/41	142,779
248,571	Series 2011-52, Class GB	5.00%	06/25/41	252,812
203,411	Series 2011-73, Class PI, IO	4.50%	05/25/41	3,233
135,371	Series 2011-74, Class TQ, IO, (30 Day Average SOFR + CSA) × -6.43+ 55.93%, 4.50% Cap (c)	4.50%	12/25/33	15,528
575,373	Series 2011-101, Class EI, IO	3.50%	10/25/26	8,937
750,000	Series 2011-105, Class MB	4.00%	10/25/41	669,425
1,943,215	Series 2011-111, Class PZ	4.50%	11/25/41	1,879,414
2,586,737	Series 2011-123, Class JS, IO, (30 Day Average SOFR + CSA) × -1+ 6.65% (c)	1.19%	03/25/41	142,703
776,952	Series 2012-39, Class PB	4.25%	04/25/42	746,668
399,591	Series 2012-52, Class BZ	4.00%	05/25/42	357,231
52,361	Series 2012-66, Class DI, IO	3.50%	06/25/27	1,451
608,663	Series 2012-101, Class AI, IO	3.00%	06/25/27	6,319
1,270,128	Series 2012-103, Class HI, IO	3.00%	09/25/27	32,417
119,118	Series 2012-118, Class IB, IO	3.50%	11/25/42	18,361
6,002,846	Series 2012-122, Class SD, IO, (30 Day Average SOFR + CSA) ×-1+ 6.10% (c)	0.64%	11/25/42	718,900
435,138	Series 2012-133, Class KO, PO	(e)	12/25/42	216,244
449,605	Series 2012-138, Class MA	1.00%	12/25/42	376,117
731,603	Series 2012-146, Class QA	1.00%	01/25/43	616,979
231,555	Series 2012-409, Class 49, IO, STRIPS (d)	3.50%	11/25/41	33,729
257,222	Series 2012-409, Class 53, IO, STRIPS (d)	3.50%	04/25/42	37,445
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	490,082
184,322	Series 2013-13, Class IK, IO	2.50%	03/25/28	5,614
6,634,977	Series 2013-19, Class ZD	3.50%	03/25/43	5,802,458
53,498	Series 2013-23, Class ZB	3.00%	03/25/43	37,092
750,000	Series 2013-41, Class DB	3.00%	05/25/43	610,204
885,610	Series 2013-43, Class IX, IO	4.00%	05/25/43	172,511
299,806	Series 2013-52, Class MD	1.25%	06/25/43	248,490

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$405,956	Series 2013-55, Class AI, IO	3.00%	06/25/33	$36,571
139,387	Series 2013-70, Class JZ	3.00%	07/25/43	123,451
12,419,206	Series 2013-75, Class ZG	3.25%	07/25/43	10,233,193
379,979	Series 2013-105, Class BN	4.00%	05/25/43	332,413
126,234	Series 2013-105, Class KO, PO	(e)	10/25/43	109,219
195,852	Series 2013-106, Class KN	3.00%	10/25/43	154,360
17,053,785	Series 2013-115, Class Z	3.00%	11/25/33	16,239,817
42,434,445	Series 2013-119, Class VZ	3.00%	10/25/33	40,326,692
37,548,105	Series 2013-119, Class ZB	3.00%	12/25/33	35,679,189
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	967,637
14,063,377	Series 2014-12, Class ZB	3.00%	03/25/39	13,125,626
35,135	Series 2014-29, Class GI, IO	3.00%	05/25/29	1,201
286,322	Series 2014-46, Class KA (d)	6.50%	08/25/44	666,112
74,789	Series 2014-68, Class GI, IO	4.50%	10/25/43	4,704
645,585	Series 2014-82, Class GZ	4.00%	12/25/44	523,249
201,645	Series 2014-84, Class LI, IO	3.50%	12/25/26	3,440
875,000	Series 2015-16, Class MY	3.50%	04/25/45	746,669
75,776	Series 2015-76, Class BI, IO (f)	4.00%	10/25/39	587
17,386	Series 2015-93, Class KI, IO	3.00%	09/25/44	202
5,064,344	Series 2016-2, Class EZ	2.50%	02/25/46	4,782,584
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,120,910
14,196,371	Series 2016-40, Class MS, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (c)	0.54%	07/25/46	2,213,246
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,313,223
5,133,070	Series 2016-62, Class SB, IO, (30 Day Average SOFR + CSA) × -1+ 6.10% (c)	0.64%	09/25/46	365,917
5,818,883	Series 2016-63, Class AF, 30 Day Average SOFR + CSA + 0.50% (b)	5.96%	09/25/46	5,734,977
2,603,116	Series 2016-73, Class PI, IO	3.00%	08/25/46	448,603
305,148	Series 2016-74, Class HI, IO	3.50%	10/25/46	57,369
2,525,570	Series 2016-83, Class FA, 30 Day Average SOFR + CSA + 0.50% (b)	5.96%	11/25/46	2,486,690
197,653	Series 2016-84, Class DF, 30 Day Average SOFR + CSA + 0.42% (b)	5.86%	11/25/46	192,666
6,478,771	Series 2017-18, Class AS, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (c)	0.59%	03/25/47	967,415
597,364	Series 2017-46, Class BY	3.00%	06/25/47	444,667
12,922,541	Series 2017-50, Class BZ	3.00%	07/25/47	11,103,553
4,465,476	Series 2017-65, Class SA, IO, (30 Day Average SOFR + CSA) × -1+ 5.00% (c)	0.44%	09/25/47	518,082
4,317,143	Series 2017-84, Class ZK	3.50%	10/25/57	3,690,144
2,320,735	Series 2017-87, Class ZA	4.00%	11/25/57	1,870,323
2,762,003	Series 2018-17, Class Z	3.50%	03/25/48	2,344,496
21,474,574	Series 2018-84, Class ZM	4.00%	11/25/48	19,878,848
2,568,717	Series 2018-72, Class FB, 30 Day Average SOFR + CSA + 0.35% (b)	5.81%	10/25/58	2,502,396
3,638,822	Series 2018-86, Class DL	3.50%	12/25/48	3,347,365
2,057,201	Series 2018-92, Class DB	3.50%	01/25/49	1,887,028
6,524,065	Series 2018-94, Class AZ	4.00%	01/25/49	6,166,142
8,900,014	Series 2019-17, Class GZ	4.00%	11/25/56	7,865,461

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$5,786,270	Series 2019-38, Class CF, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	07/25/49	$5,684,098
11,134,629	Series 2019-41, Class SN, IO, (30 Day Average SOFR + CSA) × -1+ 6.05% (c)	0.59%	08/25/49	1,276,122
16,859,983	Series 2019-70, Class WA, PO	(e)	11/25/42	14,349,974
10,393,890	Series 2020-9, Class SJ, IO, (30 Day Average SOFR + CSA) ×-1 + 6.00% (c)	0.54%	02/25/50	1,250,112
14,055,523	Series 2020-12, Class FL, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	03/25/50	13,709,531
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,751,060
4,635,561	Series 2020-22, Class FA, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	04/25/50	4,536,833
16,484,350	Series 2020-34, Class FA, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	06/25/50	16,138,408
6,434,910	Series 2020-38, Class NF, 30 Day Average SOFR + CSA + 0.45% (b)	5.91%	06/25/50	6,302,061
5,178,097	Series 2020-49, Class FB, 30 Day Average SOFR + CSA + 0.40% (b)	5.86%	07/25/50	5,058,881
11,621,363	Series 2020-93, Class NI, IO	3.00%	01/25/51	1,085,119
8,207,813	Series 2021-18, Class JC	1.50%	04/25/36	7,370,108
11,730,266	Series 2023-44, Class PO, PO	(e)	10/25/53	9,183,304
7,499,614	Series 2023-40, Class DO, PO	(e)	09/25/53	6,095,652
11,304,667	Series 2024-20, Class QZ	4.00%	10/25/45	10,067,525
10,344,882	Series 2024-20, Class ZA	4.00%	10/25/45	9,216,496
34,100,869	Series 2024-26, Class PO, PO	(e)	05/25/54	26,280,943
12,172,081	Series 2024-28, Class CZ	4.00%	05/25/44	10,986,476
	Government National Mortgage Association
116,084	Series 2003-4, Class MZ	5.50%	01/20/33	115,680
208,518	Series 2003-18, Class PG	5.50%	03/20/33	207,785
1,691,825	Series 2003-35, Class TZ	5.75%	04/16/33	1,667,861
142,454	Series 2003-62, Class MZ	5.50%	07/20/33	143,094
129,138	Series 2003-84, Class Z	5.50%	10/20/33	130,232
72,048	Series 2004-37, Class B	6.00%	04/17/34	72,975
415,034	Series 2004-49, Class MZ	6.00%	06/20/34	420,788
29,622	Series 2004-68, Class ZC	6.00%	08/20/34	30,018
35,296	Series 2004-71, Class ST, (1 Mo. CME Term SOFR + CSA) × -6.25+ 44.50%, 7.00% Cap (c)	7.00%	09/20/34	35,547
193,789	Series 2004-88, Class SM, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.66%	10/16/34	5,865
265,683	Series 2004-105, Class JZ	5.00%	12/20/34	262,433
191,909	Series 2004-105, Class KA	5.00%	12/16/34	190,021
264,580	Series 2005-3, Class JZ	5.00%	01/16/35	254,235
264,580	Series 2005-3, Class KZ	5.00%	01/16/35	258,742
10,844	Series 2005-7, Class MA, (1 Mo. CME Term SOFR + CSA) × -2.81+ 18.95% (c)	3.65%	12/17/34	10,717
92,130	Series 2005-33, Class AY	5.50%	04/16/35	92,387
82,107	Series 2005-41, Class PA	4.00%	05/20/35	79,966
1,634,665	Series 2005-78, Class ZA	5.00%	10/16/35	1,630,308
145,966	Series 2005-93, Class PO, PO	(e)	06/20/35	134,244
430,059	Series 2006-38, Class OH	6.50%	08/20/36	428,688

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$212,477	Series 2006-61, Class ZA	5.00%	11/20/36	$211,404
511,479	Series 2007-16, Class OZ	6.00%	04/20/37	521,751
94,078	Series 2007-27, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	0.74%	05/20/37	3,059
74,995	Series 2007-41, Class OL, PO	(e)	07/20/37	68,615
142,345	Series 2007-42, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.75% (c)	1.29%	07/20/37	6,328
429,099	Series 2007-71, Class ZD	6.00%	11/20/37	430,137
167,017	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (b)	5.81%	12/20/37	166,569
69,611	Series 2008-33, Class XS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.70% (c)	2.26%	04/16/38	4,683
373,723	Series 2008-47, Class ML	5.25%	06/16/38	378,567
109,146	Series 2008-54, Class PE	5.00%	06/20/38	108,725
315,052	Series 2008-71, Class JI, IO	6.00%	04/20/38	9,278
83,407	Series 2009-14, Class KI, IO	6.50%	03/20/39	6,717
27,368	Series 2009-14, Class KS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.30% (c)	0.84%	03/20/39	828
65,505	Series 2009-25, Class SE, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 7.60% (c)	2.14%	09/20/38	2,556
2,310,259	Series 2009-29, Class PC	7.00%	05/20/39	2,421,481
460,097	Series 2009-32, Class SZ	5.50%	05/16/39	475,303
3,732,376	Series 2009-57, Class VB	5.00%	06/16/39	3,691,300
322,983	Series 2009-61, Class PZ	7.50%	08/20/39	348,376
6,751,181	Series 2009-61, Class WQ, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (c)	0.81%	11/16/35	532,819
847,758	Series 2009-69, Class ZB	6.00%	08/20/39	843,796
455,000	Series 2009-75, Class JN	5.50%	09/16/39	448,867
690,596	Series 2009-78, Class KZ	5.50%	09/16/39	690,486
77,896	Series 2009-79, Class OK, PO	(e)	11/16/37	67,597
162,493	Series 2009-81, Class TZ	5.50%	09/20/39	161,316
68,984	Series 2009-94, Class AL	5.00%	10/20/39	68,925
2,831,447	Series 2009-106, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.64%	04/20/36	124,100
55,907	Series 2009-106, Class WZ	5.50%	11/16/39	55,466
732,000	Series 2009-126, Class LB	5.00%	12/20/39	727,987
12,414	Series 2010-4, Class WA	3.00%	01/16/40	11,793
1,052,163	Series 2010-59, Class ZD	6.50%	05/20/40	1,126,399
888,028	Series 2010-85, Class SL, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (c)	1.14%	07/20/37	31,263
89,000	Series 2010-116, Class BM	4.50%	09/16/40	85,789
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,407,775
485,307	Series 2010-157, Class OP, PO	(e)	12/20/40	411,487
302,037	Series 2011-4, Class PZ	5.00%	01/20/41	300,157
771,202	Series 2011-35, Class BP	4.50%	03/16/41	759,994
115,982	Series 2011-48, Class LI, IO	5.50%	01/16/41	9,646
4,589,375	Series 2011-61, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.47% (c)	1.01%	02/20/38	145,593
33,833	Series 2011-63, Class BI, IO	6.00%	02/20/38	1,075

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,093,128	Series 2011-81, Class IC, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.72%, 0.62% Cap (c)	0.62%	07/20/35	$7,545
80,114	Series 2011-112, Class IP, IO	0.50%	08/16/26	1
239,265	Series 2011-129, Class CL	5.00%	03/20/41	233,823
30,789	Series 2011-151, Class TB, IO, (1 Mo. CME Term SOFR + CSA) ×-70+ 465.50%, 3.50% Cap (c)	3.50%	04/20/41	3,046
5,574,500	Series 2012-84, Class QS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.66%	07/16/42	367,417
6,711,842	Series 2012-84, Class SJ, (1 Mo. CME Term SOFR + CSA) × -0.57+ 2.51%, 0.00% Floor (c)	0.00%	07/16/42	4,159,543
251,623	Series 2012-108, Class KB	2.75%	09/16/42	195,538
1,427,821	Series 2012-143, Class TI, IO	3.00%	12/16/27	37,520
1,196,430	Series 2012-149, Class PC (d)	6.31%	12/20/42	1,236,912
56,792	Series 2013-5, Class IA, IO	3.50%	10/16/42	7,019
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,828,873
129,965	Series 2013-69, Class PI, IO	5.00%	05/20/43	11,353
953,680	Series 2013-70, Class PM	2.50%	05/20/43	746,293
1,031,092	Series 2013-91, Class PB	3.50%	09/20/42	1,010,850
649,414	Series 2013-130, Class WS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.64%	09/20/43	76,396
688,000	Series 2013-183, Class PB	4.50%	12/20/43	659,985
1,049,133	Series 2014-44, Class IC, IO	3.00%	04/20/28	30,321
4,882,470	Series 2014-44, Class ID, IO (d) (g)	0.33%	03/16/44	43,305
15,184	Series 2014-91, Class JI, IO	4.50%	01/20/40	837
640,501	Series 2014-94, Class Z	4.50%	01/20/44	619,489
477,928	Series 2014-115, Class QI, IO	3.00%	03/20/29	3,834
2,234,534	Series 2014-116, Class SB, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 5.60% (c)	0.14%	08/20/44	256,395
936,818	Series 2014-118, Class TV, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.25% (c)	0.79%	05/20/44	84,928
11,737,423	Series 2015-24, Class BZ	3.00%	02/20/45	10,372,510
3,680,360	Series 2015-66, Class LI, IO	5.00%	05/16/45	349,170
8,245	Series 2015-95, Class IK, IO (d) (f)	0.00%	05/16/37	0
5,446,706	Series 2015-123, Class ZA	3.50%	09/20/45	4,992,165
476,151	Series 2015-124, Class DI, IO	3.50%	01/20/38	1,322
310,853	Series 2015-137, Class WA (d) (g)	5.54%	01/20/38	317,979
229,128	Series 2015-138, Class MI, IO	4.50%	08/20/44	20,138
36,802	Series 2015-151, Class KW (d)	4.40%	04/20/34	35,941
20,618,388	Series 2015-164, Class MZ	3.00%	09/20/45	15,852,765
2,741,535	Series 2015-168, Class GI, IO	5.50%	02/16/33	382
205,893	Series 2016-16, Class KZ	3.00%	02/16/46	161,377
5,328,238	Series 2016-37, Class AF, 1 Mo. CME Term SOFR + CSA + 0.47% (b)	5.93%	11/20/43	5,173,239
21,340	Series 2016-55, Class PB (d)	5.57%	03/20/31	21,350
753,943	Series 2016-69, Class WI, IO	4.50%	05/20/46	174,365
2,102,384	Series 2016-75, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.00% (c)	0.54%	05/20/40	169,312
361,173	Series 2016-78, Class UI, IO	4.00%	06/20/46	53,792
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	6,004,937
247,371	Series 2016-99, Class JA (d)	5.50%	11/20/45	254,577

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,095,877	Series 2016-109, Class ZM	3.50%	08/20/36	$985,414
4,953,874	Series 2016-111, Class PI, IO	3.50%	06/20/45	429,704
6,292,555	Series 2016-120, Class AS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.64%	09/20/46	830,724
464,000	Series 2016-141, Class PC	5.00%	10/20/46	451,353
346,879	Series 2016-145, Class LZ	3.00%	10/20/46	244,874
6,764,660	Series 2016-156, Class ZM	3.50%	11/20/46	6,131,213
303,000	Series 2016-160, Class LE	2.50%	11/20/46	209,280
154,896	Series 2016-167, Class KI, IO	6.00%	12/16/46	18,793
1,807,041	Series 2017-12, Class SD, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.10% (c)	0.64%	01/20/47	232,263
1,038,682	Series 2017-17, Class KZ	4.50%	02/20/47	948,588
3,063,203	Series 2017-32, Class DI, IO	5.50%	05/20/35	383,202
6,467,176	Series 2017-33, Class PZ	3.00%	02/20/47	5,288,004
3,348,005	Series 2017-56, Class BI, IO	6.00%	04/16/47	469,002
3,079,959	Series 2017-123, Class IO, IO	5.00%	08/16/47	597,957
3,872,058	Series 2017-130, Class LS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	0.76%	08/16/47	357,542
2,932,735	Series 2017-133, Class JI, IO	7.00%	06/20/41	326,413
2,853,540	Series 2017-186, Class TI, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.50%, 0.50% Cap (c)	0.50%	05/20/40	34,126
956,013	Series 2018-44, Class Z	2.50%	09/20/47	698,606
3,915,071	Series 2018-79, Class IO, IO	5.00%	06/20/48	526,670
4,650,736	Series 2018-131, Class IA, IO	5.00%	04/20/44	830,380
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,127,814
6,268,245	Series 2018-155, Class KD	4.00%	11/20/48	5,942,369
3,509,813	Series 2018-160, Class GY	4.50%	11/20/48	3,319,809
5,704,518	Series 2018-78I, Class EZ	3.00%	04/20/48	5,107,417
876,108	Series 2019-27, Class DI, IO	5.50%	01/20/40	127,072
8,700,635	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (b)	4.00%	10/20/49	8,069,485
1,977,417	Series 2019-128, Class ES, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 3.43%, 0.00% Floor (c)	0.00%	10/20/49	33,220
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	642,134
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,819,799
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,558,543
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,537,438
5,921,537	Series 2021-46, Class IL, IO	3.00%	03/20/51	737,163
34,102,477	Series 2022-63, Class AZ	3.00%	08/20/51	26,845,368
17,639,915	Series 2022-63, Class BZ	3.50%	11/20/46	14,715,700
20,272,845	Series 2022-63, Class HZ	2.50%	11/20/51	14,468,314
11,689,278	Series 2022-63, Class MZ	3.00%	05/20/51	8,692,157
16,515,338	Series 2022-65, Class BZ	3.50%	04/20/52	12,717,930
7,553,658	Series 2022-68, Class DZ	3.50%	04/20/52	5,691,820
13,165,625	Series 2022-68, Class MZ	3.50%	04/20/52	10,241,906
19,799,260	Series 2022-68, Class XA	3.50%	02/20/49	18,798,318
13,590,776	Series 2022-68, Class Z	3.50%	04/20/52	10,896,773
18,273,029	Series 2022-68, Class ZC	3.50%	04/20/52	13,952,225
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	11,010,621

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$14,262,605	Series 2022-76, Class PG	4.00%	04/20/52	$13,812,975
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,458,734
14,782,155	Series 2022-90, Class KZ	3.00%	04/20/51	10,931,265
8,924,207	Series 2022-90, Class ZG	1.50%	02/20/52	4,487,526
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	19,326,741
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,319,256
9,182,293	Series 2022-146, Class MF, 30 Day Average SOFR + 0.45% (b)	5.79%	08/20/52	8,924,251
10,340,302	Series 2022-154, Class EZ	3.50%	09/20/52	8,197,242
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,277,808
				1,675,015,238
	Commercial Mortgage-Backed Securities — 12.0%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (d)	1.82%	09/27/28	4,903,169
150,334,000	Series 2020-RR06, Class BX, IO (d)	1.84%	05/27/33	14,940,967
37,600,000	Series 2020-RR09, Class AX, IO (d)	2.63%	11/27/28	3,449,977
47,500,000	Series 2020-RR09, Class BX, IO (d)	2.20%	02/27/29	3,966,381
96,907,000	Series 2020-RR10, Class X, IO (d)	2.01%	12/27/27	4,640,077
112,919,000	Series 2020-RR11, Class AX, IO (d)	2.84%	01/27/29	10,069,326
44,177,733	Series 2020-RR11, Class BX, IO (d)	2.44%	12/27/28	2,557,166
34,970,752	Series 2021-P009, Class X, IO (g)	1.35%	01/25/31	1,258,958
3,994,453	Series 2021-P011, Class X1, IO (g)	1.77%	09/25/45	464,411
112,345,000	Series 2021-RR15, Class X, IO (g)	1.56%	10/27/34	11,006,046
100,924,000	Series 2021-RR18, Class X, IO (g)	1.90%	10/27/28	5,560,080
32,013,000	Series 2021-RR19, Class X, IO (g)	1.98%	04/27/29	1,422,069
55,000,000	Series 2021-RR20, Class X, IO (g)	1.85%	04/25/33	6,788,314
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
64,277,624	Series 2014-K039, Class X3, IO (g)	2.02%	08/25/42	828,545
128,644,992	Series 2015-K047, Class X3, IO (g)	1.49%	06/25/43	1,421,064
445,310	Series 2016-K054, Class A1	2.30%	01/25/25	441,346
274,375,440	Series 2016-KIR1, Class X, IO (g)	1.02%	03/25/26	3,664,558
1,900,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,820,402
8,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	7,631,884
1,805,579	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (b)	5.88%	10/25/28	1,804,944
73,628,694	Series 2019-K097, Class X1, IO (g)	1.09%	07/25/29	3,325,514
57,152,954	Series 2019-K099, Class X1, IO (g)	0.88%	09/25/29	2,133,440
57,790,000	Series 2019-K099, Class XAM, IO (g)	1.14%	09/25/29	2,906,623
124,747,277	Series 2019-K100, Class X1, IO (g)	0.65%	09/25/29	3,533,329
68,989,589	Series 2019-K101, Class X1, IO (d)	0.83%	10/25/29	2,492,821
64,993,000	Series 2019-K102, Class XAM, IO (d)	1.08%	10/25/29	3,151,236
59,029,000	Series 2019-K103, Class XAM, IO (g)	0.90%	11/25/29	2,453,908
99,046,987	Series 2019-K734, Class X1, IO (g)	0.64%	02/25/26	656,969
68,018,000	Series 2019-K734, Class XAM, IO (g)	0.41%	02/25/26	448,778
41,036,391	Series 2019-K735, Class X1, IO (g)	0.96%	05/25/26	518,409
53,136,625	Series 2019-K736, Class X1, IO (g)	1.28%	07/25/26	1,022,242
28,499,230	Series 2019-K1510, Class X1, IO (g)	0.48%	01/25/34	915,216
15,704,683	Series 2019-K1511, Class X1, IO (g)	0.78%	03/25/34	798,252
156,963,960	Series 2019-K1512, Class X1, IO (g)	0.91%	04/25/34	9,068,169

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$56,634,271	Series 2019-K1513, Class X1, IO (g)	0.86%	08/25/34	$3,210,517
12,623,689	Series 2019-KJ24, Class A2	2.82%	09/25/27	12,174,753
35,529,637	Series 2020-K109, Class XAM, IO (g)	1.80%	04/25/30	3,130,310
120,799,504	Series 2020-K110, Class X1, IO (g)	1.69%	04/25/30	9,099,223
24,006,055	Series 2020-K110, Class XAM, IO (g)	1.87%	04/25/30	2,192,987
29,273,633	Series 2020-K112, Class XAM, IO (g)	1.67%	05/25/30	2,465,452
82,019,000	Series 2020-K113, Class XAM, IO (g)	1.59%	06/25/30	6,574,290
53,269,611	Series 2020-K114, Class XAM, IO (g)	1.34%	06/25/30	3,593,275
120,069,489	Series 2020-K115, Class X1, IO (g)	1.32%	06/25/30	7,542,717
55,537,412	Series 2020-K115, Class XAM, IO (g)	1.55%	07/25/30	4,334,928
16,317,174	Series 2020-K116, Class X1, IO (g)	1.42%	07/25/30	1,078,787
55,652,865	Series 2020-K116, Class XAM, IO (g)	1.60%	08/25/30	4,562,483
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,766,242
63,500,000	Series 2020-K117, Class XAM, IO (g)	1.43%	09/25/30	4,706,760
76,967,741	Series 2020-K118, Class X1, IO (g)	0.95%	09/25/30	3,602,675
37,151,661	Series 2020-K118, Class XAM, IO (g)	1.17%	09/25/30	2,269,227
51,000,000	Series 2020-K119, Class XAM, IO (g)	1.13%	10/25/30	3,026,575
77,535,017	Series 2020-K120, Class XAM, IO (g)	1.21%	10/25/30	4,952,363
27,966,273	Series 2020-K121, Class X1, IO (g)	1.02%	10/25/30	1,378,346
24,471,000	Series 2020-K121, Class XAM, IO (g)	1.19%	11/25/30	1,563,401
77,561,836	Series 2020-K122, Class X1, IO (g)	0.88%	11/25/30	3,364,485
35,410,560	Series 2020-K122, Class XAM, IO (g)	1.08%	11/25/30	2,036,578
73,178,692	Series 2020-K737, Class X1, IO (d)	0.63%	10/25/26	773,045
38,645,000	Series 2020-K738, Class XAM, IO (d)	1.37%	03/25/27	1,226,523
128,325,274	Series 2020-K739, Class X1, IO (g)	1.20%	09/25/27	3,570,984
46,072,531	Series 2020-K739, Class XAM, IO (g)	1.57%	09/25/27	1,917,663
70,811,000	Series 2020-K740, Class XAM, IO (g)	1.11%	10/25/27	2,137,841
89,508,976	Series 2020-K1515, Class X1, IO (g)	1.51%	02/25/35	9,764,400
44,506,883	Series 2020-K1516, Class X1, IO (g)	1.51%	05/25/35	5,186,521
55,685,370	Series 2020-K1517, Class X1, IO (g)	1.32%	07/25/35	5,648,763
116,123,550	Series 2020-KG04, Class X1, IO (g)	0.85%	11/25/30	4,817,711
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,845,355
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	4,019,373
64,367,000	Series 2021-K128, Class XAM, IO (g)	0.73%	03/25/31	2,683,486
145,626,275	Series 2021-K129, Class X1, IO (g)	1.03%	05/25/31	7,613,240
43,636,000	Series 2021-K129, Class XAM, IO (g)	1.22%	05/25/31	2,993,992
41,565,013	Series 2021-K130, Class XAM, IO (g)	1.21%	07/25/31	2,953,714
58,530,863	Series 2021-K131, Class XAM, IO (g)	0.94%	07/25/31	3,261,310
78,491,000	Series 2021-K132, Class XAM, IO (g)	0.86%	09/25/31	3,888,585
107,703,000	Series 2021-K741, Class XAM, IO (g)	0.95%	12/25/27	3,027,463
105,849,442	Series 2021-K744, Class X1, IO (g)	0.85%	07/25/28	3,011,946
9,656,220	Series 2021-K1522, Class A1	1.91%	11/25/35	8,090,658
159,014,593	Series 2021-KG05, Class X1, IO (g)	0.31%	01/25/31	2,654,081
200,000,000	Series 2022-K148, Class XAM, IO (g)	0.25%	08/25/32	3,947,566
14,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	14,573,803
	Federal National Mortgage Association Alternative Credit Enhancement Securities
27,846,617	Series 2023-M1, Class 2A1 (g)	3.95%	12/25/37	26,810,723

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association Alternative Credit Enhancement Securities (Continued)
$25,442,938	Series 2023-M1, Class Z (g)	3.95%	01/25/53	$20,203,012
12,742,309	Series 2024-M3, Class Z (g)	4.51%	04/25/53	11,197,962
	FREMF Mortgage Trust
7,498,000	Series 2019-KL4F, Class BAS (a) (g)	4.29%	10/25/25	7,325,080
	Government National Mortgage Association
2,831,983	Series 2011-31, Class Z (d)	3.53%	09/16/52	2,557,481
19,715,617	Series 2012-120, Class Z (d)	2.46%	01/16/55	12,773,232
88,089	Series 2013-74, Class AG (g)	2.59%	12/16/53	72,076
4,653	Series 2013-194, Class AE (d)	2.75%	11/16/44	4,338
17,156,894	Series 2015-30, Class DZ	2.95%	05/16/55	14,894,089
3,430,539	Series 2015-125, Class VA (d)	2.70%	05/16/35	3,250,335
3,327,817	Series 2017-23, Class Z	2.50%	05/16/59	1,994,432
4,329,973	Series 2017-35, Class Z (d)	2.50%	05/16/59	2,682,584
2,153,004	Series 2017-106, Class AE	2.60%	12/16/56	1,759,708
2,756,457	Series 2017-146, Class Z	2.60%	09/16/57	1,724,321
4,527,564	Series 2018-4, Class Z	2.50%	10/16/59	2,565,972
18,106,811	Series 2018-123, Class Z	2.50%	06/16/60	13,420,396
25,896,911	Series 2018-170, Class Z	2.50%	11/16/60	19,020,072
19,133,008	Series 2019-7, Class Z	2.50%	01/16/61	12,339,609
1,977,277	Series 2019-104, Class Z	2.80%	05/16/61	1,102,663
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,558,892
9,087,053	Series 2020-169, Class Z	1.83%	06/16/62	3,470,235
23,402,394	Series 2022-43, Class Z	2.00%	09/16/61	12,137,710
19,954,907	Series 2022-106, Class Z	2.00%	05/16/63	11,860,082
52,300,331	Series 2024-32, Class IO, IO (g)	0.71%	06/16/63	2,624,279
				507,648,270
	Pass-Through Securities — 30.3%
	Federal Home Loan Mortgage Corporation
902,492	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (b)	4.93%	12/01/48	887,139
63,699	Pool A19763	5.00%	04/01/34	63,842
270,025	Pool A47828	3.50%	08/01/35	257,510
125,326	Pool A47937	5.50%	08/01/35	127,851
55,712	Pool A48972	5.50%	05/01/36	56,837
53,942	Pool A54675	5.50%	01/01/36	55,032
119,049	Pool A65324	5.50%	09/01/37	121,455
65,573	Pool A97294	4.00%	02/01/41	63,419
519,084	Pool B70791	4.00%	06/01/39	511,097
2,017	Pool C01310	6.50%	03/01/32	2,090
8,152	Pool C03458	5.00%	02/01/40	8,272
75,063	Pool C04269	3.00%	10/01/42	68,242
11,600	Pool C91482	3.50%	07/01/32	11,253
4,049	Pool E02883	4.00%	04/01/26	3,998
9,742	Pool G01443	6.50%	08/01/32	10,063
178,700	Pool G02017	5.00%	12/01/35	180,869
82,439	Pool G04814	5.50%	10/01/38	84,104
12,112	Pool G05173	4.50%	11/01/31	11,931
169,653	Pool G05275	5.50%	02/01/39	173,089
46,562	Pool G05449	4.50%	05/01/39	46,245

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$134,842	Pool G06583	5.00%	06/01/41	$136,812
304,205	Pool G07100	5.50%	07/01/40	310,357
35,041	Pool G07266	4.00%	12/01/42	33,717
245,909	Pool G07329	4.00%	01/01/43	237,908
258,565	Pool G07683	4.00%	03/01/44	250,069
1,293	Pool G08113	6.50%	02/01/36	1,342
874	Pool G13733	5.00%	11/01/24	877
7,019	Pool G14088	4.00%	02/01/26	6,962
69,075	Pool G14348	4.00%	10/01/26	68,401
295	Pool G14376	4.00%	09/01/25	293
7	Pool G14995	5.50%	12/01/24	8
8	Pool G15821	5.00%	07/01/25	8
12,875	Pool G15949	4.00%	01/01/29	12,762
6,989	Pool G60020	4.50%	12/01/43	6,834
284,137	Pool G60114	5.50%	06/01/41	289,866
465,674	Pool G60168	4.50%	07/01/45	460,293
167,476	Pool G60194	3.50%	08/01/45	156,001
158,617	Pool G60808	3.00%	10/01/46	142,560
2,119	Pool H09034	5.50%	05/01/37	2,130
506	Pool J10623	4.00%	09/01/24	504
69,061	Pool N70075	5.00%	01/01/35	68,164
202,093	Pool N70081	5.50%	07/01/38	200,175
42,986	Pool Q07189	4.00%	04/01/42	41,588
14,504	Pool Q07479	3.50%	04/01/42	13,603
57,966	Pool Q11791	3.50%	10/01/42	54,356
40,795	Pool Q11836	3.50%	10/01/42	38,254
300,622	Pool Q14034	3.50%	12/01/42	281,914
308,640	Pool Q54651	4.50%	03/01/48	305,393
579,575	Pool Q55037	4.50%	04/01/48	574,076
1,614,739	Pool Q61217	4.00%	01/01/49	1,547,660
9,656,971	Pool SC0252	3.00%	01/01/42	8,773,218
9,228,005	Pool SD0887	3.50%	09/01/49	8,608,457
14,556,391	Pool SD0948	3.00%	05/01/47	13,096,559
20,285,748	Pool SD0949	3.00%	09/01/48	18,390,260
15,055,480	Pool SD0954	3.00%	02/01/47	13,670,876
9,842,046	Pool SD0961	3.50%	11/01/48	9,126,455
9,869,762	Pool SD1169	3.50%	02/01/48	9,223,731
17,399,058	Pool SD1170	3.50%	09/01/49	16,171,053
4,878,180	Pool SD1289	3.00%	10/01/50	4,370,249
6,550,957	Pool SD1361	3.50%	02/01/50	6,117,757
32,889,846	Pool SD3140	3.50%	06/01/52	29,894,226
9,857,705	Pool SD4005	4.00%	12/01/49	9,518,977
16,918,645	Pool SD7509	3.00%	11/01/49	15,090,685
4,508,199	Pool SD7550	3.00%	02/01/52	4,015,236
197,885	Pool U50165	4.00%	05/01/32	194,681
1,459,171	Pool U59020	4.00%	06/01/35	1,432,248
829,499	Pool U64762	4.50%	10/01/45	820,985
42,882	Pool U80212	3.50%	02/01/33	41,358
62,923	Pool U90245	3.50%	10/01/42	59,115

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$612,783	Pool U90690	3.50%	06/01/42	$569,644
8,833	Pool U90932	3.00%	02/01/43	8,043
80,800	Pool U99084	4.50%	02/01/44	80,290
101,211	Pool U99096	4.50%	05/01/44	99,798
9,760,027	Pool ZA4196	3.00%	04/01/43	8,851,733
14,506,253	Pool ZL8982	3.50%	01/01/45	13,556,381
1,073,030	Pool ZS2492	6.50%	04/01/35	1,123,822
18,291,209	Pool ZS9446	3.50%	08/01/45	17,091,276
24,334,660	Pool ZS9776	3.50%	08/01/46	22,579,038
44,768,233	Pool ZT0779	3.00%	09/01/47	39,750,120
	Federal National Mortgage Association
29,087	Pool 190371	6.50%	07/01/36	30,104
16,120	Pool 255190	5.50%	05/01/34	16,425
2,955	Pool 255984	4.50%	11/01/25	2,925
48,735	Pool 256181	5.50%	03/01/36	48,983
4,168	Pool 256808	5.50%	07/01/37	4,097
32,392	Pool 256936	6.00%	10/01/37	33,142
16,102,334	Pool 310208	3.00%	03/01/48	14,059,502
16,218,504	Pool 310211	3.50%	07/01/48	14,677,242
7,306	Pool 555851	6.50%	01/01/33	7,495
213,094	Pool 735415	6.50%	12/01/32	222,402
30,043	Pool 747097	6.00%	10/01/29	30,110
170,327	Pool 788149	5.50%	05/01/33	172,142
171,936	Pool 850000	5.50%	01/01/36	175,196
30,736	Pool 871039	5.50%	02/01/37	30,751
58,891	Pool 888163	7.00%	12/01/33	60,886
7,175	Pool 890149	6.50%	10/01/38	7,533
3,007	Pool 890231	5.00%	07/01/25	3,015
583,299	Pool 890556	4.50%	10/01/43	572,293
6,978	Pool 930562	5.00%	02/01/39	7,071
82,167	Pool 953115	5.50%	11/01/38	83,729
25,642	Pool 976871	6.50%	08/01/36	26,346
10,779	Pool 995097	6.50%	10/01/37	11,316
27,676	Pool 995228	6.50%	11/01/38	29,288
67,841	Pool AA3303	5.50%	06/01/38	67,030
2,429	Pool AB2133	4.00%	01/01/26	2,397
804,470	Pool AB2506	5.00%	03/01/41	814,408
937,867	Pool AB2959	4.50%	07/01/40	924,262
402,895	Pool AB8676	3.50%	05/01/42	367,832
5,223	Pool AD5222	4.50%	05/01/30	5,191
130,535	Pool AE0137	4.50%	03/01/36	129,029
2,085,959	Pool AE7733	5.00%	11/01/40	2,113,859
369,581	Pool AE9959	5.00%	03/01/41	373,995
176,783	Pool AH0979	3.50%	01/01/41	167,683
72,134	Pool AH1141	4.50%	12/01/40	71,556
89,562	Pool AI6093	4.50%	06/01/31	89,217
18,093	Pool AI6581	4.50%	07/01/41	17,948
258,067	Pool AI9114	4.00%	06/01/42	249,286
1,118,240	Pool AI9124	4.00%	08/01/42	1,080,190

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$853,925	Pool AI9158	6.50%	01/01/41	$918,364
50,748	Pool AL0212	5.50%	02/01/38	51,709
52,907	Pool AL2142	6.50%	09/01/38	54,902
56,545	Pool AL2892	3.50%	12/01/42	52,961
343,456	Pool AL3093	3.50%	02/01/43	321,658
408,836	Pool AL5890	4.50%	03/01/43	405,559
575	Pool AL6948	5.00%	09/01/25	577
330,649	Pool AL7637	5.00%	01/01/42	328,138
815,249	Pool AL7905	4.50%	03/01/34	807,362
11,728,184	Pool AL9401	4.00%	02/01/46	11,346,312
6,054,313	Pool AL9566	3.50%	06/01/46	5,655,184
1,036,047	Pool AL9777	4.50%	01/01/47	1,022,613
171,910	Pool AP1197	3.50%	09/01/42	161,006
101,769	Pool AP7963	4.00%	09/01/42	98,669
1,328,970	Pool AQ0411	3.50%	10/01/42	1,244,728
192,871	Pool AQ9999	3.00%	02/01/43	175,390
1,860,067	Pool AS1719	5.00%	02/01/44	1,877,666
145,691	Pool AS7211	3.00%	04/01/46	132,515
28,424,296	Pool AS7738	3.00%	08/01/46	25,106,231
38,959,058	Pool AS7749	3.50%	08/01/46	35,988,178
169,854	Pool AS9990	4.50%	07/01/47	165,623
60,069	Pool AT0332	3.00%	04/01/43	55,054
57,957	Pool AY0013	4.50%	01/01/45	57,349
18,528,415	Pool BF0207	4.50%	04/01/47	18,084,578
9,864	Pool BH9428	4.50%	09/01/47	9,671
31,767	Pool BJ6232	5.00%	04/01/48	31,865
370,230	Pool BJ9100	4.50%	02/01/48	366,745
312,833	Pool BJ9111	4.50%	03/01/48	309,727
960,602	Pool BJ9124	4.50%	04/01/48	950,324
10,403,625	Pool BM3867	4.00%	02/01/46	10,064,872
3,635,613	Pool BM4785	4.50%	10/01/38	3,628,927
4,544,885	Pool BM5671	4.50%	01/01/49	4,488,781
22,528,599	Pool BM6732	4.00%	11/01/48	21,500,791
15,667,967	Pool BM7079	4.00%	10/01/48	14,858,267
6,950,649	Pool BM7129	3.00%	01/01/47	6,321,022
871,436	Pool BN4059	4.00%	12/01/48	817,394
3,854,550	Pool BV8046	4.50%	09/01/52	3,789,891
3,392,131	Pool CA2947	4.00%	12/01/48	3,249,995
1,532,945	Pool FM1284	3.50%	02/01/46	1,435,716
1,385,712	Pool FM1285	4.00%	10/01/43	1,338,587
24,819,744	Pool FM2863	3.50%	09/01/48	23,027,808
70,837,409	Pool FM2972	4.00%	12/01/44	68,428,252
82,397,338	Pool FM3003	4.00%	05/01/49	79,747,418
5,800,444	Pool FM8218	4.00%	04/01/48	5,585,959
4,080,369	Pool FM9408	4.50%	06/01/46	4,008,528
12,122,133	Pool FS0045	3.00%	09/01/47	10,881,735
12,890,770	Pool FS0074	3.00%	01/01/47	11,703,209
32,730,048	Pool FS0742	3.50%	05/01/44	30,653,915
33,451,317	Pool FS1797	3.50%	07/01/46	31,266,912

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$8,290,607	Pool FS1884	4.00%	05/01/42	$7,884,937
40,235,559	Pool FS2044	4.50%	07/01/44	39,950,095
24,212,117	Pool FS2127	3.50%	06/01/48	22,471,631
7,566,480	Pool FS2787	4.00%	10/01/48	7,308,888
14,791,790	Pool FS2796	3.50%	08/01/47	13,789,791
16,104,099	Pool FS2925	3.00%	08/01/48	14,606,433
38,297,814	Pool FS3541	3.50%	08/01/52	34,813,136
1,604,373	Pool FS4013	4.00%	04/01/42	1,551,700
1,463,179	Pool FS4015	5.50%	03/01/49	1,490,977
46,853	Pool MA0096	4.50%	06/01/29	46,556
18,831	Pool MA0295	5.00%	01/01/30	18,888
2,207	Pool MA0777	5.00%	06/01/31	2,227
20,761	Pool MA1222	4.00%	10/01/32	20,380
41,895	Pool MA1228	3.00%	09/01/42	38,100
1,693	Pool MA2509	3.00%	01/01/46	1,485
138,876	Pool MA3101	4.50%	08/01/47	136,446
84,338	Pool MA3123	5.00%	08/01/47	84,738
15,000,000	Pool TBA	3.00%	08/15/54	13,091,593
20,000,000	Pool TBA (h)	3.50%	08/15/54	18,147,961
126,804,000	Pool TBA (h)	3.00%	09/15/54	110,799,873
93,623,000	Pool TBA (h)	3.50%	09/15/54	85,015,497
68,816,000	Pool TBA	4.00%	09/15/54	64,556,360
58,549,000	Pool TBA (h)	4.50%	09/15/54	56,439,040
	Government National Mortgage Association
23,766	Pool 3172	6.00%	12/20/31	24,717
26,314	Pool 3227	6.00%	04/20/32	27,153
5,067	Pool 455986	5.25%	07/15/25	5,048
39,849	Pool 487108	6.00%	04/15/29	40,979
19,302	Pool 553144	5.50%	04/15/33	19,430
73,612	Pool 604338	5.00%	05/15/33	73,914
54,024	Pool 604897	5.00%	12/15/33	54,867
68,766	Pool 605389	5.00%	04/15/34	69,839
153,982	Pool 615403	4.50%	08/15/33	151,628
5,665	Pool 627123	5.50%	03/15/34	5,828
63,537	Pool 638704	5.50%	11/15/36	66,070
90,438	Pool 653143	4.90%	04/15/36	91,483
217,932	Pool 658324	5.50%	03/15/37	224,206
85,440	Pool 677190	5.00%	06/15/38	86,978
12,040	Pool 687833	6.00%	08/15/38	12,457
38,421	Pool 706840	4.50%	05/15/40	38,639
160,250	Pool 706855	4.50%	09/15/40	161,160
187,480	Pool 711483	4.00%	01/15/40	182,895
93,421	Pool 711543	4.00%	11/15/40	91,132
651,425	Pool 711563	4.50%	03/15/41	655,126
3,423,568	Pool 720225	4.50%	07/15/39	3,360,806
185,228	Pool 723216	4.50%	08/15/40	183,511
50,462	Pool 723248	5.00%	10/15/39	51,312
183,800	Pool 724230	5.00%	08/15/39	185,714
46,739	Pool 724267	5.00%	09/15/39	47,176

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$119,321	Pool 724340	4.50%	09/15/39	$117,954
74,509	Pool 725272	4.50%	11/15/39	73,716
29,747	Pool 726394	4.50%	10/15/39	29,445
1,187	Pool 728921	4.50%	12/15/24	1,182
151,925	Pool 733595	4.50%	04/15/40	149,880
58,795	Pool 733733	5.00%	06/15/40	59,054
421,087	Pool 736317	4.25%	06/20/36	405,950
84,465	Pool 736617	4.00%	12/15/35	81,469
586,850	Pool 737673	4.50%	11/15/40	579,864
133,718	Pool 737996	4.00%	02/15/41	128,469
112,231	Pool 743673	4.50%	07/15/40	111,348
213,919	Pool 745478	5.00%	08/20/40	212,870
469,415	Pool 748939	4.00%	09/20/40	449,249
66,549	Pool 754384	4.50%	03/20/42	67,310
236,923	Pool 762905	4.50%	04/15/41	233,774
777,243	Pool 769102	4.50%	07/20/41	771,814
202,038	Pool 781623	5.00%	06/15/33	201,702
32,083	Pool 781697	6.00%	11/15/33	33,371
175,475	Pool 781824	5.50%	11/15/34	180,512
6,514	Pool 781862	5.50%	01/15/35	6,700
11,080	Pool 782070	7.00%	06/15/32	11,306
35,448	Pool 782810	4.50%	11/15/39	35,213
57,968	Pool 783091	5.50%	06/15/40	59,626
101,791	Pool 783375	5.00%	08/15/41	102,554
151,009	Pool 783760	5.00%	02/15/42	153,828
2,547,496	Pool 784063	5.00%	09/20/45	2,570,641
331,520	Pool 784343	5.00%	02/15/41	337,666
3,187,545	Pool 784752	4.00%	03/15/45	3,109,519
1,226,403	Pool 785020	3.00%	05/20/50	1,065,932
1,759,601	Pool AC0197	4.00%	12/20/42	1,705,610
305,750	Pool AD0026	3.50%	06/20/33	294,420
33,464	Pool AG8899	4.00%	12/20/43	32,109
512,025	Pool AI6317	4.50%	06/20/44	501,507
246,609	Pool AK2389	4.50%	11/20/44	242,003
93,575	Pool AN4469	5.00%	12/15/40	93,795
141,996	Pool AR8421	5.00%	10/20/41	141,134
779,804	Pool BB1216	4.50%	06/20/47	764,034
345,994	Pool BB4731	4.00%	07/20/47	328,386
266,761	Pool BB4757	4.00%	08/20/47	257,269
157,585	Pool BB4769	4.00%	08/20/47	149,565
223,227	Pool BD0483	4.50%	11/20/47	218,713
350,506	Pool BF0415	5.00%	06/20/35	349,673
264,333	Pool BL6909	5.00%	03/20/49	263,562
72,217	Pool MA1162	6.00%	07/20/43	75,403
9,909	Pool MA2215	3.50%	09/20/44	9,047
68,178	Pool MA2759	6.00%	01/20/45	71,169

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$30,637	Pool MA2897	6.00%	03/20/45	$31,982
1,775,261	Pool MA5714	6.00%	01/20/49	1,853,588
				1,276,581,696
	Total U.S. Government Agency Mortgage-Backed Securities			3,459,245,204
	(Cost $3,611,873,004)
MORTGAGE-BACKED SECURITIES — 6.9%
	Collateralized Mortgage Obligations — 4.0%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (a)	4.76%	04/25/49	8,425,550
1,977,280	Series 2019-3, Class A3 (a)	3.42%	10/25/48	1,872,229
2,036,756	Series 2021-1R, Class A2 (a)	1.48%	10/25/48	1,800,550
2,811,945	Series 2021-1R, Class A3 (a)	1.64%	10/25/48	2,483,362
	BRAVO Residential Funding Trust
1,272,957	Series 2021-NQM1, Class A2 (a)	1.26%	02/25/49	1,157,183
3,182,392	Series 2021-NQM1, Class A3 (a)	1.33%	02/25/49	2,885,265
5,676,875	Series 2023-NQM1, Class A1, steps up to 6.76% on 01/01/27 (a) (i)	5.76%	01/25/63	5,671,669
	Chase Home Lending Mortgage Trust
1,414,344	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	6.36%	07/25/49	1,361,274
	CHL Mortgage Pass-Through Trust
29,528	Series 2004-8, Class 2A1	4.50%	06/25/19	14,792
	CIM Trust
1,085,587	Series 2019-INV1, Class A11 (a)	4.00%	02/25/49	1,027,137
	Citigroup Global Markets Mortgage Securities VII, Inc.
222	Series 2003-UP2, Class PO1, PO	(e)	12/25/18	214
	Connecticut Avenue Securities Trust
4,000,000	Series 2021-R02, Class 2M2, 30 Day Average SOFR + 2.00% (a) (b)	7.35%	11/25/41	4,028,953
5,000,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (a) (b)	8.35%	01/25/42	5,152,063
3,142,350	Series 2024-R01, Class 1M1, 30 Day Average SOFR + 1.05% (a) (b)	6.40%	01/25/44	3,147,485
5,192,290	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	6.35%	05/25/44	5,203,189
	Credit Suisse Mortgage Trust
596,417	Series 2021-RPL6, Class A1 (a)	2.00%	10/25/60	533,297
	Ellington Financial Mortgage Trust
2,422,000	Series 2019-2, Class M1 (a)	3.47%	11/25/59	2,255,774
5,072,490	Series 2022-2, Class A1 (a)	4.30%	04/25/67	5,000,167
5,673,811	Series 2023-1, Class A1, steps up to 6.73% on 01/01/27 (a) (i)	5.73%	02/25/68	5,663,912
	FARM Mortgage Trust
4,904,173	Series 2024-1, Class A (a) (g)	4.72%	10/01/53	4,750,325
	Flagstar Mortgage Trust
197,448	Series 2018-2, Class A4 (a)	3.50%	04/25/48	192,872
3,568,782	Series 2018-4, Class B1 (a) (g)	4.15%	07/25/48	3,285,210
1,333,333	Series 2019-2, Class A11 (a)	3.50%	12/25/49	1,187,437
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1	4.75%	01/25/19	701

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GS Mortgage-Backed Securities Trust
$344,710	Series 2019-PJ3, Class A1 (a)	3.50%	03/25/50	$320,555
3,192,740	Series 2021-PJ6, Class A8 (a)	2.50%	11/25/51	2,805,677
	JP Morgan Mortgage Trust
3,643	Series 2004-S2, Class 5A1	5.50%	12/25/19	3,402
1,365,748	Series 2015-IVR2, Class A5 (a) (g)	6.88%	01/25/45	1,366,670
1,253,156	Series 2019-1, Class A5 (a)	4.00%	05/25/49	1,180,465
558,210	Series 2019-8, Class A15 (a)	3.50%	03/25/50	498,238
1,008,756	Series 2019-INV2, Class A15 (a)	3.50%	02/25/50	911,765
3,633,771	Series 2020-INV1, Class A15 (a)	3.50%	08/25/50	3,233,171
	Mello Mortgage Capital Acceptance
3,664,880	Series 2018-MTG2, Class A9 (a)	4.32%	10/25/48	3,476,777
	MetLife Securitization Trust
4,258,412	Series 2018-1A, Class A (a)	3.75%	03/25/57	4,067,547
	MFA Trust
6,770,000	Series 2024-RPL1, Class M1 (a) (g)	4.42%	02/25/66	5,631,417
	New Residential Mortgage Loan Trust
4,041,829	Series 2015-2A, Class B1 (a)	4.50%	08/25/55	3,891,548
3,169,801	Series 2016-1A, Class A1 (a)	3.75%	03/25/56	3,003,600
7,948,757	Series 2018-4A, Class A1S, 1 Mo. CME Term SOFR + CSA + 0.75% (a) (b)	6.21%	01/25/48	7,780,294
	OBX Trust
1,133,161	Series 2018-EXP1, Class 1A3 (a)	4.00%	04/25/48	1,059,217
122,348	Series 2018-EXP1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.31%	04/25/48	122,721
	Onslow Bay Mortgage Loan Trust
11,731,595	Series 2021-NQM4, Class A1 (a)	1.96%	10/25/61	9,797,702
	Provident Funding Mortgage Trust
1,136,498	Series 2019-1, Class A5 (a)	3.00%	12/25/49	970,971
2,422,261	Series 2020-1, Class A5 (a)	3.00%	02/25/50	2,066,010
	PRPM LLC
5,141,300	Series 2024-RPL2, Class A1, steps up to 4.50% on 05/25/28 (a) (i)	3.50%	05/25/54	4,923,114
	Seasoned Credit Risk Transfer Trust
3,562,070	Series 2017-2, Class M1 (a)	4.00%	08/25/56	3,515,378
	Sequoia Mortgage Trust
353,753	Series 2017-CH1, Class A13 (a)	4.00%	08/25/47	333,163
4,790,948	Series 2018-CH1, Class B1B (a)	4.44%	03/25/48	4,533,870
	Starwood Mortgage Residential Trust
7,389,430	Series 2022-3, Class A1 (a)	4.16%	03/25/67	7,200,822
	TIAA Bank Mortgage Loan Trust
894,860	Series 2018-3, Class A1 (a)	4.00%	11/25/48	833,815
	Towd Point Mortgage Trust
3,207,702	Series 2017-2, Class A2 (a)	3.25%	04/25/57	3,159,296
10,705,227	Series 2019-1, Class A1 (a)	3.75%	03/25/58	10,338,956
	Verus Securitization Trust
6,255,000	Series 2020-INV1, Class A3 (a)	4.89%	03/25/60	6,237,367
	Vista Point Securitization Trust
6,662,000	Series 2020-1, Class M1 (a)	4.15%	03/25/65	6,451,449

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Wells Fargo Mortgage Backed Securities Trust
$243,245	Series 2019-1, Class A1 (a)	3.92%	11/25/48	$229,708
	WinWater Mortgage Loan Trust
1,017,048	Series 2016-1, Class 2A3 (a)	3.00%	12/20/30	961,162
3,141,002	Series 2016-1, Class B1 (a) (g)	3.78%	01/20/46	2,961,161
				170,967,618
	Commercial Mortgage-Backed Securities — 2.9%
	BAMLL Commercial Mortgage Securities Trust
5,625,000	Series 2013-WBRK, Class A (a) (g)	3.53%	03/10/37	5,324,965
	BANK
7,742,884	Series 2019-BN23, Class XA, IO (g)	0.68%	12/15/52	233,146
8,442,870	Series 2020-BN26, Class XA, IO (g)	1.20%	03/15/63	420,861
3,778,681	Series 2022-BNK43, Class A1	4.35%	08/15/55	3,717,806
	BBCMS Mortgage Trust
7,000,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (b)	6.25%	03/15/37	6,593,120
	Benchmark Mortgage Trust
141,217,677	Series 2023-V2, Class XA, IO (g)	0.99%	05/15/55	4,470,048
75,290,684	Series 2024-V6, Class XA, IO (g)	1.34%	10/15/28	3,956,759
	BMO Mortgage Trust
78,500,000	Series 2024-5C3, Class XA, IO (g)	1.12%	02/15/57	3,363,913
4,930,000	Series 2024-C9, Class A5	5.76%	07/15/57	5,193,176
	BPR Trust
4,517,110	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (b)	7.19%	06/15/38	4,521,947
5,000,000	Series 2022-OANA, Class A, 1 Mo. CME Term SOFR + 1.90% (a) (b)	7.23%	04/15/37	5,004,746
	BX Commercial Mortgage Trust
4,709,794	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	6.38%	04/15/34	4,657,362
	CFCRE Commercial Mortgage Trust
207,361,132	Series 2017-C8, Class XA, IO (g)	1.47%	06/15/50	6,368,517
	Citigroup Commercial Mortgage Trust
2,047,223	Series 2014-GC23, Class B	4.18%	07/10/47	2,009,426
86,997,232	Series 2016-P4, Class XA, IO (g)	1.89%	07/10/49	2,225,467
	COMM Mortgage Trust
6,850,000	Series 2014-CR21, Class AM	3.99%	12/10/47	6,637,082
41,260,000	Series 2024-277P, Class X, IO (a) (j)	0.89%	08/10/44	1,324,636
	Credit Suisse Mortgage Trust
8,570,000	Series 2020-WEST, Class A (a)	3.04%	02/15/35	6,745,414
	CSAIL Commercial Mortgage Trust
56,532,925	Series 2020-C19, Class XA, IO (g)	1.09%	03/15/53	2,632,642
	DTP Commercial Mortgage Trust
2,250,000	Series 2023-STE2, Class A (a) (g)	5.84%	01/15/41	2,286,328
	FIVE Mortgage Trust
30,187,306	Series 2023-V1, Class XA, IO	0.68%	02/10/56	627,184
	GS Mortgage Securities Trust
66,455,722	Series 2019-GC38, Class XA, IO (g)	1.01%	02/10/52	2,542,111
	Hilton USA Trust
4,250,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	4,089,543

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JP Morgan Chase Commercial Mortgage Securities Trust
$4,060,488	Series 2017-JP5, Class A4	3.46%	03/15/50	$3,883,503
10,466,125	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (a) (b)	6.59%	06/15/35	9,528,437
	Morgan Stanley Capital I Trust
7,527,000	Series 2018-MP, Class A (a) (g)	4.28%	07/11/40	6,730,777
	NYO Commercial Mortgage Trust
4,500,000	Series 2021-1290, Class A, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	6.54%	11/15/38	4,329,790
	One Bryant Park Trust
2,250,000	Series 2019-OBP, Class A (a)	2.52%	09/15/54	1,946,604
	Queens Center Mortgage Trust
6,097,739	Series 2013-QCA, Class A (a)	3.28%	01/11/37	5,904,385
	Ready Capital Mortgage Financing LLC
604,678	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.41%	07/25/36	603,961
	VMC Finance LLC
1,773,520	Series 2021-HT1, Class A, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.10%	01/18/37	1,742,718
	Wells Fargo Commercial Mortgage Trust
750,000	Series 2024-5C1, Class AS	6.52%	07/15/57	777,454
	WFLD Mortgage Trust
2,325,000	Series 2014-MONT, Class A (a) (g)	3.75%	08/10/31	2,059,950
				122,453,778
	Total Mortgage-Backed Securities			293,421,396
	(Cost $302,099,118)
U.S. GOVERNMENT BONDS AND NOTES — 4.8%
78,400,000	U.S. Treasury Note	4.63%	09/15/26	79,007,906
81,000,000	U.S. Treasury Note (k)	4.63%	10/15/26	81,689,765
41,000,000	U.S. Treasury Note (k)	4.13%	02/15/27	40,979,180
	Total U.S. Government Bonds and Notes			201,676,851
	(Cost $198,481,804)
ASSET-BACKED SECURITIES — 2.3%
	AMSR Trust
10,240,174	Series 2020-SFR1, Class A (a)	1.82%	04/17/37	9,987,004
4,957,698	Series 2020-SFR4, Class A (a)	1.36%	11/17/37	4,726,171
	BMW Vehicle Owner Trust
7,500,000	Series 2023-A, Class A4	5.25%	11/26/29	7,623,347
	CFMT LLC
4,052,000	Series 2021-EBO1, Class M1 (a)	1.65%	11/25/50	3,846,993
	Citizens Auto Receivables Trust
8,740,000	Series 2024-1, Class A3 (a)	5.11%	04/17/28	8,764,594
	CoreVest American Finance Trust
3,841,221	Series 2020-1, Class A1 (a)	1.83%	03/15/50	3,792,990
7,741,115	Series 2020-3, Class A (a)	1.36%	08/15/53	7,368,168
5,207,865	Series 2020-4, Class A (a)	1.17%	12/15/52	4,972,886
6,976,706	Series 2021-1, Class A (a)	1.57%	04/15/53	6,552,321
1,497,092	Series 2021-2, Class A (a)	1.41%	07/15/54	1,380,163
863,667	Series 2021-3, Class A (a)	1.90%	10/15/54	812,576

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	CWABS, Inc. Asset-Backed Certificates Trust
$1,143,698	Series 2004-5, Class M1, 1 Mo. CME Term SOFR + CSA + 0.86% (b)	6.32%	08/25/34	$1,142,403
	Diamond Resorts Owner Trust
2,690,900	Series 2021-1A, Class A (a)	1.51%	11/21/33	2,541,547
	FirstKey Homes Trust
4,129,258	Series 2020-SFR1, Class A (a)	1.34%	08/17/37	3,957,953
	FNA VI LLC
4,788,337	Series 2021-1A, Class A (a)	1.35%	01/10/32	4,420,452
	GSAMP Trust
2,625,456	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (b)	7.11%	05/25/36	2,814,451
	Hyundai Auto Receivables Trust
7,500,000	Series 2023-B, Class A3	5.48%	04/17/28	7,556,765
	M360 Ltd.
3,066,003	Series 2021-CRE3, Class A, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (b)	6.96%	11/22/38	3,049,067
	Pagaya AI Debt Trust
3,076,203	Series 2023-5, Class A (a)	7.18%	04/15/31	3,081,967
	Sierra Timeshare Receivables Funding LLC
1,942,342	Series 2020-2A, Class A (a)	1.33%	07/20/37	1,885,760
	Sunnova Hestia II Issuer LLC
3,919,934	Series 2024-GRID1, Class 1A (a)	5.63%	07/20/51	3,989,810
	Verizon Master Trust
5,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (i)	5.23%	11/22/27	4,995,314
	Total Asset-Backed Securities			99,262,702
	(Cost $99,240,022)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
3,125	First Trust Commercial Mortgage Opportunities ETF (l)	63,547
32,647	First Trust Intermediate Government Opportunities ETF (l)	665,140
73,956	First Trust Long Duration Opportunities ETF (l)	1,602,627
9,500	First Trust Structured Credit Income Opportunities ETF (l)	192,945
	Total Exchange-Traded Funds	2,524,259
	(Cost $2,669,460)
MONEY MARKET FUNDS — 11.7%
492,797,303	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.14% (m)	492,797,303
	(Cost $492,797,303)
	Total Investments — 107.8%	4,548,927,715
	(Cost $4,707,160,711)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (3.6)%
	Pass-Through Securities — (3.6)%
	Federal National Mortgage Association
$(40,000,000)	Pool TBA	5.50%	08/15/54	(40,067,502)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$(9,000,000)	Pool TBA	6.00%	08/15/54	$(9,129,031)
(56,965,000)	Pool TBA (h)	5.00%	09/15/54	(56,125,321)
(47,152,000)	Pool TBA (h)	5.50%	09/15/54	(47,237,096)
	Total Investments Sold Short — (3.6)%			(152,558,950)
	(Proceeds $151,578,685)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.2)%
(500)	3 Month SOFR Futures Call	$(119,243,750)	$95.50	12/13/24	(150,000)
(250)	SOFR 1-Year Mid-Curve Futures Call	(60,331,250)	96.50	03/14/25	(248,437)
(301)	U.S. 2-Year Treasury Futures Call	(61,815,527)	102.50	08/23/24	(178,719)
(25)	U.S. 2-Year Treasury Futures Call	(5,134,180)	103.00	08/23/24	(4,688)
(75)	U.S. 5-Year Treasury Futures Call	(7,941,795)	107.50	08/23/24	(50,391)
(500)	U.S. 5-Year Treasury Futures Call	(54,179,700)	107.50	11/22/24	(753,906)
(440)	U.S. 5-Year Treasury Futures Call	(47,678,136)	108.50	11/22/24	(436,563)
(250)	U.S. 5-Year Treasury Futures Call	(27,089,850)	109.50	11/22/24	(154,297)
(525)	U.S. 10-Year Treasury Futures Call	(58,939,453)	114.00	11/22/24	(475,781)
(75)	U.S. 10-Year Treasury Futures Call	(8,419,922)	115.00	11/22/24	(48,047)
(50)	U.S. Treasury Long Bond Futures Call	(6,039,063)	123.00	08/23/24	(28,125)
(513)	U.S. Treasury Long Bond Futures Call	(62,024,906)	122.00	11/22/24	(1,410,750)
(1,205)	U.S. Treasury Long Bond Futures Call	(145,692,031)	124.00	11/22/24	(2,372,344)
(537)	U.S. Treasury Long Bond Futures Call	(64,926,656)	126.00	11/22/24	(738,375)
(425)	U.S. Treasury Long Bond Futures Call	(51,385,156)	128.00	11/22/24	(398,437)
(130)	Ultra U.S. Treasury Long Bond Futures Call	(15,725,937)	128.00	08/23/24	(241,719)
(20)	Ultra U.S. Treasury Long Bond Futures Call	(2,419,375)	130.00	08/23/24	(21,250)
(40)	Ultra U.S. Treasury Long Bond Futures Call	(4,838,750)	132.00	08/23/24	(23,750)
	Total Call Options Written				(7,735,579)
	(Premiums received $6,444,656)
	Put Options Written — (0.1)%
(250)	SOFR 1-Year Mid-Curve Futures Put	(60,331,250)	94.50	03/14/25	(7,812)
(125)	U.S. 2-Year Treasury Futures Put	(25,670,900)	101.00	08/23/24	(0)
(100)	U.S. 2-Year Treasury Futures Put	(20,536,720)	101.25	08/23/24	(0)
(1,500)	U.S. 2-Year Treasury Futures Put	(308,050,800)	102.50	08/23/24	(351,564)
(200)	U.S. 2-Year Treasury Futures Put	(41,253,125)	101.75	11/22/24	(25,000)
(400)	U.S. 5-Year Treasury Futures Put	(43,343,750)	105.00	11/22/24	(46,875)
(640)	U.S. 5-Year Treasury Futures Put	(69,350,000)	107.00	11/22/24	(310,000)
(150)	U.S. 10-Year Treasury Futures Put	(16,771,875)	105.00	08/23/24	(0)
(200)	U.S. 10-Year Treasury Futures Put	(22,362,500)	106.00	08/23/24	(0)
(100)	U.S. 10-Year Treasury Futures Put	(11,181,250)	107.00	08/23/24	(0)
(25)	U.S. 10-Year Treasury Futures Put	(2,795,313)	108.00	08/23/24	(391)
(25)	U.S. 10-Year Treasury Futures Put	(2,806,641)	105.00	11/22/24	(2,344)
(125)	U.S. 10-Year Treasury Futures Put	(14,033,203)	106.00	11/22/24	(17,578)
(800)	U.S. 10-Year Treasury Futures Put	(89,812,500)	108.00	11/22/24	(250,000)
(25)	U.S. Treasury Long Bond Futures Put	(3,019,531)	106.00	08/23/24	(391)
(200)	U.S. Treasury Long Bond Futures Put	(24,156,250)	108.00	08/23/24	(3,125)
(200)	U.S. Treasury Long Bond Futures Put	(24,156,250)	112.00	08/23/24	(6,250)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Put Options Written (Continued)
(125)	U.S. Treasury Long Bond Futures Put	$(15,113,281)	$106.00	11/22/24	$(21,484)
(50)	U.S. Treasury Long Bond Futures Put	(6,045,313)	112.00	11/22/24	(32,031)
(2,663)	U.S. Treasury Long Bond Futures Put	(321,973,344)	113.00	11/22/24	(2,080,469)
(15)	Ultra U.S. Treasury Long Bond Futures Put	(1,814,531)	115.00	08/23/24	(469)
(75)	Ultra U.S. Treasury Long Bond Futures Put	(9,072,656)	119.00	08/23/24	(9,375)
	Total Put Options Written				(3,165,158)
	(Premiums received $7,003,724)
	Total Written Options				(10,900,737)
	(Premiums received $13,448,380)
	Net Other Assets and Liabilities — (3.9)%				(166,158,148)
	Net Assets — 100.0%				$4,219,309,880
Futures Contracts at July 31, 2024:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	2,914	Sep-2024	$598,439,986	$4,505,388
U.S. 5-Year Treasury Notes	1,329	Sep-2024	143,386,640	2,646,699
			$741,826,626	$7,152,087

Futures Contracts Short
U.S. 10-Year Treasury Notes	120	Sep-2024	$(13,417,500)	$(247,848)
U.S. Treasury Long Bond Futures	2,153	Sep-2024	(260,042,031)	(7,333,576)
Ultra 10-Year U.S. Treasury Notes	7,646	Sep-2024	(883,710,344)	(21,829,785)
Ultra U.S. Treasury Bond Futures	1,918	Sep-2024	(245,444,062)	(6,863,600)
			$(1,402,613,937)	$(36,274,809)
		Total	$(660,787,311)	$(29,122,722)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $339,427,216 or 8.0% of net assets.

(b)	Floating or variable rate security.
(c)	Inverse floating rate security.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Zero coupon security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(h)	All or a portion of this security is part of a mortgage dollar roll agreement.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(j)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2024. Interest will begin accruing on the security’s first settlement date.
(k)	All or a portion of this security is segregated as collateral for open futures and options contracts. At July 31, 2024, the segregated value of these securities amounts to $72,595,078.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
(l)	Investment in an affiliated fund.
(m)	Rate shown reflects yield as of July 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$3,459,245,204	$—	$3,459,245,204	$—
Mortgage-Backed Securities	293,421,396	—	293,421,396	—
U.S. Government Bonds and Notes	201,676,851	—	201,676,851	—
Asset-Backed Securities	99,262,702	—	99,262,702	—
Exchange-Traded Funds*	2,524,259	2,524,259	—	—
Money Market Funds	492,797,303	492,797,303	—	—
Total Investments	4,548,927,715	495,321,562	4,053,606,153	—
Futures Contracts	7,152,087	7,152,087	—	—
Total	$4,556,079,802	$502,473,649	$4,053,606,153	$—

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(152,558,950)	$—	$(152,558,950)	$—
Written Options	(10,900,737)	(10,900,737)	—	—
Futures Contracts	(36,274,809)	(36,274,809)	—	—
Total	$(199,734,496)	$(47,175,546)	$(152,558,950)	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2024, and for the fiscal year-to-date period (November 1, 2023 to July 31, 2024) are as follows:

Security Name	Shares at 7/31/2024	Value at 10/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2024	Dividend Income
First Trust Commercial Mortgage Opportunities ETF	3,125	$—	$63,271	$—	$276	$—	$63,547	$116
First Trust Intermediate Government Opportunities ETF	32,647	321,980	314,953	—	28,207	—	665,140	15,053
First Trust Long Duration Opportunities ETF	73,956	1,436,965	—	—	165,662	—	1,602,627	47,702
First Trust Structured Credit Income Opportunities ETF	9,500	—	193,030	—	(85)	—	192,945	210
		$1,758,945	$571,254	$—	$194,060	$—	$2,524,259	$63,081